INCOME TAX (EXPENSE) CREDIT - Reconciliation of tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of taxation with the profit (loss) before taxation per the consolidated statement of profit or loss and other comprehensive income
(Loss) profit before taxation	$ (39,580)	$ 4,559	$ (2,238)
Tax at the domestic income tax rate (2015: 26%, 2016: 29%, 2017: 27.8%,)	(11,003)	1,322	(581)
Tax effect of income not taxable for tax purpose		(1,802)	(2,711)
Tax effect of expenses not deductible	1,898	716	1,466
Overprovision in prior years	(715)		(4,258)
Tax effect of tax losses not recognized	3,007	5,321	969
Recognition of deferred tax assets previously not recognized		(3,646)
Utilization of tax losses previously not recognized	(601)	(2,463)
Effect of different tax rates of subsidiaries operating in other jurisdictions	884	1,829	4,431
Income tax expense (benefit)	$ (6,530)	$ 1,277	$ (684)
Effective income tax rate	16.00%	28.00%	31.00%